Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 – Subsequent Events

2019 Private Placement – Subsequent Issuances and Broker Compensation Change

The Company issued 2019 Units for aggregate gross proceeds of $592,500 from January 1, 2019 through February 25, 2019.  See Note 12 – Stockholders Deficit for more information on the 2019 Units.

In February 2019, the Company amended its engagement letter with HRA Capital (“HRA”), acting through its affiliate, Corinthian Partners, LLC, each of which are affiliates of one of the Company’s greater than 5% stockholders. Pursuant to the original agreement (prior to the amendment), the Company agreed to pay HRA 10% of the gross proceeds (the “HRA Fee”) received by the Company in subsequent private placement transactions from investors with whom HRA or Corinthian Partners, LLC had material contact with for purposes of the engagement letter (the “Prospects”), provided such compensation would only be paid in connection with private placement transactions that closed within 12 months of the expiration of the engagement letter (the “Tail Period”). The Company agreed to issue to HRA warrants to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 10% of the shares purchased by Prospects during the Tail Period (“HRA Warrants”).

In February 2019, the Company and HRA agreed (i) to extend the Tail Period until June 30, 2019, (ii) to modify the HRA Fee so that HRA is entitled to receive a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in all subsequent private placement transactions and (iii) to modify the HRA Warrants so that they are exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in subsequent private placements (collectively, the “HRA Amendments”). Upon issuance, the HRA Warrants will be immediately exercisable and expire five years from the closing of the related transaction.

The cash commission and broker’s commission to be received by Paulson were not impacted by the changes to the agreement between the Company and HRA.

2018 Private Placement – Broker Compensation Change

In connection with the 2018 Private Placement, the Company agreed to pay the brokers a cash commission equal to 10% of the gross proceeds from the sale of the Units sold to investors by such brokers. In addition to the brokers’ commission, the Company agreed to issue 5-year warrants to the brokers to purchase an amount of Common Stock equal to 10% of the total amount of shares sold by such brokers in the 2018 Private Placement, at an exercise price of $3.45 per share.

Notwithstanding the Company’s agreement to pay to brokers the 10% cash commission and issue warrants for 10% of the shares sold in the 2018 Private Placement, the HRA Amendments modified the broker commission arrangements with respect to HRA. HRA was the only broker in the 2018 Private Placement. Pursuant to the Company’s engagement letter with HRA (acting through the registered broker-dealer, Corinthian Partners, LLC), as amended in February 2019 by the HRA Amendments, the Company agreed to pay HRA a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in the 2018 Private Placement and to issue warrants exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in the 2018 Private Placement.

NOTE 13 - Subsequent Events

2018 Private Placement

Between October 1, 2018 through November 30, 2018, the Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses. The additional Units have identical terms to the 2018 Private Placement disclosed in Note 10 – Stockholders’ Deficit.

Unsecured Loans

In November 2018, the Company received cash gross proceeds from unsecured loans represented by two promissory notes in the amounts of $45,000 and $100,000 from stockholders who each owned over 5% of the Company’s common stock. The loans are interest free and require that we repay the principal in full on the earlier of the closing of an equity round of financing of the Company resulting in more than $5 million in gross proceeds or November 14, 2019.

Advisory Board Stock Option Grants

In November 2018 and December 2018 the Board of Directors approved for grant, to seven scientific advisory board members, a total of 175,000 stock options for the purchase of common stock. The options when issued will vest monthly over a three year period commencing January 1, 2019.

Office Lease

The Company leased a 5,196 square foot facility for use as its corporate headquarters location in Minnetonka, Minnesota effective December 1, 2018. The lease expires on October 31, 2019 and the monthly rent is $4,763.